OPERATING LEASES - Summary of leases within our consolidated financial statements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OPERATING LEASES
Right-of-use assets	$ 74	$ 2,252
Lease liabilities - current	39	1,785
Lease liabilities - non-current	26	810
Total lease liabilities	$ 65	$ 2,595